Other non-financial liabilities (Details) - CLP ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Current dividend payables	$ 40,039,732	$ 48,918,579
Non-current dividend payables
Income received in advance, current		1,714,144
Income received in advance, non current	3,940,400	4,355,981
Others, current	1,457,950	375,565
Others, non current
Total current	41,497,682	51,008,288
Total non-current	3,940,400	4,355,981
Parent [member] | Dividend Provisioned As Per Policy [Member]
IfrsStatementLineItems [Line Items]
Current dividend payables	27,537,863	37,055,482
Non-current dividend payables
Parent [member] | Outstanding Dividend [Member]
IfrsStatementLineItems [Line Items]
Current dividend payables	1,227,337	1,256,119
Non-current dividend payables
Total for all subsidiaries [member] | Dividend Provisioned As Per Policy [Member]
IfrsStatementLineItems [Line Items]
Current dividend payables	11,274,532	10,606,978
Non-current dividend payables